Prepaid Expense and Other Current Assets - Schedule of Prepaid Expense and Other Current Assets (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Prepaid Expense and Other Current Assets [Abstract]
Prepaid professional fees	$ 124,682	$ 67,139	$ 33,665
Prepaid directors’ and officers’ liability insurance premium	16,323	10,932	9,741
Prepaid NASDAQ listing fee	28,000
Deferred offering costs		84,652
Finished goods	71,190	74,841	92,230
Recoverable value-added tax	11,187	10,863	9,245
Others	22,111	33,743
Total	$ 273,493	$ 282,170	$ 255,084